Disposal Group Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Disposal Group Held for Sale
Summary of assets and liabilities presented as a disposal group held for sale

	December 31,	December 31,
	2022	2021
Cobalt Camp assets	$1,338	$—
Asset Retirement Obligation	(338)	—
Net Balance, at end the year	$1,000	$—